Related Party Transactions - Other current assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction
Trade receivables	$ 6,107,000	$ 4,882,000
Other current assets from related parties	10,698,000	8,795,000
KNOT and affiliates
Related Party Transaction
Trade receivables	143,000
Related Party
Related Party Transaction
Trade receivables	143,000
Other receivables	784,000	348,000
Other current assets from related parties	746,000	376,000
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	782,000	348,000
Related Party | KOAS
Related Party Transaction
Trade receivables	2,000
Other receivables	$ 603,000	$ 376,000